Schedule I - Condensed Financial Information of Registrant - Condensed Balance Sheet (Details) (10-K) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 924,552	$ 485,559	$ 1,697,982	$ 433,712	$ 281,879	$ 1,554,000,000
Total assets	8,348,596	7,758,149	13,165,000,000	4,929,120	15,176,000,000
Liabilities and Shareholders’ Equity
Total liabilities	69,436	107,963		2,537,156
Total shareholders' equity	3,046,000,000	2,605,000,000	$ 2,930,000,000	1,932,000,000
Total liabilities and shareholders’ equity	$ 8,348,596	7,758,149		4,929,120
Parent Company [Member]
Assets
Cash and cash equivalents		1,000,000		6,000,000	$ 6,000,000
Investment in subsidiaries		2,630,000,000		1,789,000,000
Note receivable from affiliate		134,000,000		239,000,000
Receivable from affiliates		1,000,000		0
Total assets		2,766,000,000		2,034,000,000
Liabilities and Shareholders’ Equity
Payable to affiliate		10,000,000		8,000,000
Deferred and accrued taxes		5,000,000		1,000,000
Total liabilities		15,000,000		9,000,000
Total shareholders' equity		2,751,000,000		2,025,000,000
Total liabilities and shareholders’ equity		$ 2,766,000,000		$ 2,034,000,000